AST ALLIANZGI WORLD TRENDS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 89.6%
Common Stocks — 55.3%
Argentina — 0.4%
Globant SA*	4,258	$ 763,119
MercadoLibre, Inc.*(a)	15,262	16,520,810
		17,283,929
Australia — 1.0%
Aurizon Holdings Ltd.	849,794	2,594,658
CSL Ltd.	31,373	6,485,035
Domino’s Pizza Enterprises Ltd.	247,780	14,160,155
Fortescue Metals Group Ltd.	594,697	6,980,623
Macquarie Group Ltd.	11,540	996,778
Newcrest Mining Ltd.	119,020	2,665,735
NRW Holdings Ltd.	473,482	696,222
Qantas Airways Ltd.*	528,896	1,556,635
Rio Tinto PLC	112,184	6,736,384
Telstra Corp. Ltd.	1,936,494	3,892,786
		46,765,011
Austria — 0.0%
OMV AG*	31,678	868,556
Raiffeisen Bank International AG*	39,311	600,500
		1,469,056
Belgium — 0.1%
Ageas SA/NV	46,686	1,909,900
Colruyt SA*	17,107	1,109,853
UCB SA	26,268	2,982,038
		6,001,791
Bermuda — 0.0%
Triton International Ltd.	12,883	523,952
Brazil — 0.3%
StoneCo Ltd. (Class A Stock)*(a)	309,706	16,380,350
Canada — 1.9%
Aecon Group, Inc.	6,786	69,718
Algonquin Power & Utilities Corp.	14,572	211,650
Alimentation Couche-Tard, Inc. (Class B Stock)	381,015	13,268,496
Badger Daylighting Ltd.	19,817	566,731
Bank of Montreal	20,026	1,170,684
BCE, Inc.	47,582	1,973,248
Boyd Group Services, Inc.	744	114,918
Canadian Apartment Properties REIT, REIT	35,929	1,253,353
Canadian National Railway Co.	24,074	2,563,880
Canadian Tire Corp. Ltd. (Class A Stock)	17,713	1,784,137
Canadian Utilities Ltd. (Class A Stock)	4,088	97,507
Cenovus Energy, Inc.	303,005	1,181,027
Cogeco Communications, Inc.	10,191	835,684
Constellation Software, Inc.	8,331	9,257,480
Dollarama, Inc.	83,115	3,185,903
Element Fleet Management Corp.	57,527	478,690
Empire Co. Ltd. (Class A Stock)	6,046	175,493
Enbridge, Inc.	95,010	2,775,629
Equitable Group, Inc.	7,978	449,903
Fortis, Inc.	4,086	167,055
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Franco-Nevada Corp.	4,201	$ 587,045
Genworth MI Canada, Inc.	23,788	616,875
George Weston Ltd.	17,580	1,292,672
Home Capital Group, Inc.*	26,206	424,712
Husky Energy, Inc.	246,944	571,205
Hydro One Ltd., 144A	53,992	1,144,271
iA Financial Corp., Inc.	22,796	793,507
Intact Financial Corp.	1,624	173,895
Keyera Corp.(a)	53,193	802,958
Laurentian Bank of Canada(a)	18,242	374,690
Linamar Corp.	16,667	495,798
Loblaw Cos. Ltd.	43,568	2,281,549
Magna International, Inc.	69,947	3,200,684
Manulife Financial Corp.	283,008	3,936,246
Metro, Inc.	48,388	2,321,737
Northview Apartment Real Estate Investment Trust, REIT	22,167	599,643
Nutrien Ltd.(a)	89,689	3,516,701
Onex Corp.	3,550	158,364
Open Text Corp.	41,680	1,761,669
Power Corp. of Canada	119,153	2,334,649
Quebecor, Inc. (Class B Stock)	44,047	1,101,878
Restaurant Brands International, Inc.	18,196	1,046,452
Shopify, Inc. (Class A Stock)*	8,712	8,912,115
SunOpta, Inc.*(a)	69,039	512,269
TC Energy Corp.	50,077	2,102,290
Teck Resources Ltd. (Class B Stock)	117,793	1,640,105
TFI International, Inc.	22,108	924,466
Toronto-Dominion Bank (The)	46,355	2,146,210
		87,355,841
China — 1.7%
Alibaba Group Holding Ltd., ADR*	102,151	30,030,351
CITIC Ltd.	978,000	723,187
New Oriental Education & Technology Group, Inc., ADR*	22,950	3,431,025
Shimao Group Holdings Ltd.	331,000	1,379,551
TAL Education Group, ADR*	52,716	4,008,525
Tencent Holdings Ltd.	424,794	28,642,067
Tencent Music Entertainment Group, ADR*(a)	798,096	11,787,878
Yangzijiang Shipbuilding Holdings Ltd.	2,095,000	1,524,456
		81,527,040
Denmark — 1.6%
Ambu A/S (Class B Stock)(a)	856,021	24,190,622
Carlsberg A/S (Class B Stock)	13,251	1,785,486
Coloplast A/S (Class B Stock)	7,415	1,170,280
DSV Panalpina A/S	89,225	14,496,076
Netcompany Group A/S, 144A*	248,642	20,579,738
Novo Nordisk A/S (Class B Stock)	167,048	11,544,735
Royal Unibrew A/S	12,794	1,315,554
		75,082,491
Finland — 0.0%
Valmet OYJ	53,289	1,315,652
A1

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
France — 1.0%
Alten SA*	4,504	$ 426,817
Atos SE*	31,980	2,575,600
AXA SA	91,897	1,694,527
Bouygues SA(a)	79,365	2,754,060
Cie Generale des Etablissements Michelin SCA	39,158	4,174,565
Credit Agricole SA*	103,170	902,766
Eiffage SA*	24,634	2,013,448
Faurecia SE*	58,690	2,533,816
Hermes International	647	556,992
Ipsen SA	13,345	1,399,053
Klepierre SA, REIT(a)	44,256	621,569
LVMH Moet Hennessy Louis Vuitton SE	6,541	3,058,787
Orange SA	290,364	3,021,678
Peugeot SA*	109,547	1,986,077
Sanofi	79,867	7,985,040
Sodexo SA	13,883	991,073
Teleperformance	8,391	2,587,373
TOTAL SE	91,325	3,115,869
Vinci SA	53,792	4,502,983
		46,902,093
Germany — 1.9%
adidas AG*	25,368	8,185,774
Aroundtown SA*(a)	249,337	1,253,734
Bayerische Motoren Werke AG	24,441	1,769,869
Bechtle AG	85,053	17,196,879
Deutsche Pfandbriefbank AG, 144A*	129,871	861,854
Deutsche Telekom AG	246,192	4,114,629
Fraport AG Frankfurt Airport Services Worldwide*(a)	10,765	427,087
Fresenius SE & Co. KGaA	66,050	3,002,878
GRENKE AG(a)	62,044	2,293,880
Hannover Rueck SE	9,194	1,420,445
HeidelbergCement AG	13,870	848,745
HOCHTIEF AG	12,519	972,806
Infineon Technologies AG	571,129	16,062,420
Merck KGaA	21,502	3,131,268
MTU Aero Engines AG	8,669	1,439,001
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,812	3,242,877
Rheinmetall AG	7,789	700,327
SAP SE	78,647	12,222,342
Siltronic AG	27,974	2,512,496
TAG Immobilien AG*	38,444	1,158,388
Zalando SE, 144A*	83,121	7,780,273
		90,597,972
Hong Kong — 0.3%
AIA Group Ltd.	1,182,312	11,720,522
CK Asset Holdings Ltd.	253,500	1,244,006
Kerry Properties Ltd.	138,500	356,549
		13,321,077
	Shares	Value
Common Stocks (continued)
India — 0.4%
HDFC Bank Ltd., ADR*(a)	333,484	$ 16,660,861
Indonesia — 0.0%
Bank Central Asia Tbk PT	1,015,777	1,853,275
Ireland — 0.3%
AerCap Holdings NV*	64,392	1,622,034
CRH PLC	91,188	3,277,273
Kingspan Group PLC*	75,534	6,878,198
		11,777,505
Israel — 0.8%
Bank Leumi Le-Israel BM	237,765	1,050,022
First International Bank of Israel Ltd.	21,146	439,417
Israel Corp. Ltd. (The)*	2,821	302,938
Israel Discount Bank Ltd. (Class A Stock)	439,431	1,187,759
Itamar Medical Ltd., ADR*	12,200	248,148
Kornit Digital Ltd.*	15,130	981,483
Mizrahi Tefahot Bank Ltd.	40,283	715,441
Plus500 Ltd.	68,937	1,396,943
Wix.com Ltd.*	126,936	32,349,640
		38,671,791
Italy — 0.3%
Enel SpA	1,032,953	8,964,325
Hera SpA	314,947	1,163,971
Iren SpA	313,368	806,584
Poste Italiane SpA, 144A	268,794	2,385,327
Unipol Gruppo SpA*	154,986	677,215
UnipolSai Assicurazioni SpA	288,808	753,597
		14,751,019
Japan — 2.1%
Adastria Co. Ltd.(a)	59,300	935,761
AGC, Inc.	84,900	2,487,520
Alfresa Holdings Corp.	23,100	505,698
Chubu Electric Power Co., Inc.	118,700	1,443,821
Daiwa House Industry Co. Ltd.	147,400	3,781,608
Fuji Media Holdings, Inc.	74,000	711,710
Hitachi Ltd.	72,300	2,447,951
Honda Motor Co. Ltd.	153,400	3,616,526
ITOCHU Corp.	238,400	6,095,701
KDDI Corp.	154,700	3,900,507
Keyence Corp.	26,897	12,534,390
Marubeni Corp.	510,500	2,894,022
Medipal Holdings Corp.	48,200	965,418
Meitec Corp.	8,500	432,985
Mitsubishi Chemical Holdings Corp.	507,000	2,919,804
Mitsubishi Corp.	124,600	2,977,171
Mitsui & Co. Ltd.	295,300	5,068,624
MonotaRO Co. Ltd.	106,708	5,298,286
NEC Corp.	68,600	4,013,186
Nippon Light Metal Holdings Co. Ltd.	24,840	392,821
Nippon Telegraph & Telephone Corp.	216,700	4,417,039
Nippon Television Holdings, Inc.	40,900	439,174
Nishimatsu Construction Co. Ltd.	23,100	459,122
Obayashi Corp.	115,100	1,044,986
Rengo Co. Ltd.	117,600	887,727

A2

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Ricoh Co. Ltd.(a)	189,500	$ 1,276,175
Sawai Pharmaceutical Co. Ltd.	19,500	983,221
Sekisui House Ltd.	159,000	2,805,051
Shimizu Corp.	226,000	1,696,948
Showa Denko KK	50,500	921,465
Sojitz Corp.(a)	664,800	1,507,811
Sumitomo Chemical Co. Ltd.	659,700	2,186,401
Sumitomo Corp.	336,700	4,036,348
Sumitomo Forestry Co. Ltd.	54,200	862,274
Teijin Ltd.	59,500	922,202
TIS, Inc.	52,200	1,106,818
Tokyu Fudosan Holdings Corp.	194,000	834,151
Toyo Suisan Kaisha Ltd.	33,500	1,771,786
Toyota Motor Corp.	106,500	7,023,373
West Japan Railway Co.	18,200	896,949
Yamaguchi Financial Group, Inc.	83,600	543,666
		100,046,197
Jordan — 0.0%
Hikma Pharmaceuticals PLC	34,633	1,156,739
Netherlands — 0.9%
ASML Holding NV	58,697	21,647,689
ASR Nederland NV	58,608	1,976,934
Koninklijke Ahold Delhaize NV	211,674	6,270,134
NN Group NV	66,584	2,499,285
Royal Dutch Shell PLC (Class A Stock)	123,123	1,551,892
Signify NV, 144A*	67,274	2,494,959
Wolters Kluwer NV	50,898	4,342,742
		40,783,635
New Zealand — 0.1%
Mainfreight Ltd.	211,066	6,445,031
Norway — 0.0%
DNB ASA*	39,651	547,037
DNO ASA(a)	781,982	386,613
Grieg Seafood ASA	39,063	357,680
Hermitage Offshore Services Ltd.*	124	8
		1,291,338
Puerto Rico — 0.0%
Popular, Inc.	47,803	1,733,815
Singapore — 0.1%
BOC Aviation Ltd., 144A	83,600	573,928
CapitaLand Mall Trust, REIT	767,900	1,092,668
DBS Group Holdings Ltd.	175,300	2,574,492
Singapore Airlines Ltd.	256,250	655,598
		4,896,686
South Africa — 0.2%
Anglo American PLC	194,106	4,678,054
Capitec Bank Holdings Ltd.	60,824	3,764,722
		8,442,776
Spain — 0.3%
Acciona SA	7,901	858,974
	Shares	Value
Common Stocks (continued)
Spain (cont’d.)
ACS Actividades de Construccion y Servicios SA	61,476	$ 1,393,066
Banco Bilbao Vizcaya Argentaria SA	737,565	2,050,821
CIE Automotive SA	25,302	478,187
Global Dominion Access SA, 144A*	51,952	211,738
Iberdrola SA	444,335	5,453,739
Repsol SA	273,022	1,828,773
		12,275,298
Sweden — 1.2%
AddTech AB (Class B Stock)	723,264	9,467,800
Assa Abloy AB (Class B Stock)	375,961	8,789,417
Atlas Copco AB (Class A Stock)	202,194	9,644,458
Castellum AB	55,831	1,268,595
Epiroc AB (Class A Stock)	242,132	3,509,083
Fastighets AB Balder (Class B Stock)*	24,360	1,235,794
Hexagon AB (Class B Stock)*	78,887	5,950,084
Hexpol AB*	623,344	5,588,990
Intrum AB(a)	31,817	783,721
Loomis AB*	19,657	538,391
OW Bunker A/S*^(d)	53,469	—
Skandinaviska Enskilda Banken AB (Class A Stock)*	319,642	2,842,213
Skanska AB (Class B Stock)*	79,298	1,672,833
Tele2 AB (Class B Stock)(a)	167,096	2,364,118
Volvo AB (Class B Stock)*	59,798	1,152,795
		54,808,292
Switzerland — 1.2%
Baloise Holding AG	11,407	1,676,817
Cembra Money Bank AG	8,367	995,486
Nestle SA	86,625	10,285,535
Novartis AG	9,393	814,288
Partners Group Holding AG	12,629	11,626,423
Sika AG	26,564	6,514,878
STMicroelectronics NV	243,084	7,472,927
Swiss Life Holding AG	9,537	3,609,053
Swiss Re AG	40,483	2,998,518
Temenos AG	24,123	3,244,285
VAT Group AG, 144A	23,802	4,536,684
Zurich Insurance Group AG	12,460	4,337,438
		58,112,332
Taiwan — 0.5%
Sea Ltd., ADR*(a)	146,770	22,608,451
Turkey — 0.0%
Eldorado Gold Corp.*	143,405	1,513,154
United Kingdom — 0.9%
3i Group PLC	126,974	1,633,355
Barratt Developments PLC	323,744	1,981,780
Bellway PLC	23,837	720,817
BP PLC	227,142	660,378
British American Tobacco PLC	174,802	6,273,922
Burberry Group PLC	120,219	2,402,431
CK Hutchison Holdings Ltd.	287,500	1,741,444
DCC PLC	78,436	6,062,043
Dialog Semiconductor PLC*	39,049	1,703,595

A3

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Diploma PLC	59,093	$ 1,677,168
GlaxoSmithKline PLC	311,447	5,826,689
J Sainsbury PLC	502,091	1,234,938
JD Sports Fashion PLC	142,832	1,489,672
Micro Focus International PLC*	121,236	383,863
Persimmon PLC	84,831	2,699,168
Royal Mail PLC	174,522	536,651
Tate & Lyle PLC	171,436	1,471,125
Tesco PLC	563,373	1,544,781
		40,043,820
United States — 35.8%
3M Co.	7,678	1,229,862
Aaron’s, Inc.	7,900	447,535
Abbott Laboratories	45,257	4,925,319
AbbVie, Inc.	36,818	3,224,889
ACADIA Pharmaceuticals, Inc.*(a)	8,714	359,453
Accenture PLC (Class A Stock)	26,978	6,096,758
ACCO Brands Corp.	90,403	524,337
Activision Blizzard, Inc.	118,589	9,599,780
Adaptive Biotechnologies Corp.*	9,844	478,714
Adobe, Inc.*	21,542	10,564,843
Adverum Biotechnologies, Inc.*	14,330	147,599
AECOM*	8,058	337,147
AES Corp. (The)	11,703	211,941
Aflac, Inc.	82,721	3,006,908
AG Mortgage Investment Trust, Inc.*(a)	49,800	137,448
Align Technology, Inc.*	10,089	3,302,735
Allegion PLC	6,645	657,257
Allstate Corp. (The)	48,446	4,560,706
Ally Financial, Inc.	171,962	4,311,087
Alphabet, Inc. (Class A Stock)*	17,580	25,765,248
Alphabet, Inc. (Class C Stock)*	11,543	16,963,593
Altria Group, Inc.	9,752	376,817
Amazon.com, Inc.*	23,896	75,242,052
Ameren Corp.(a)	21,185	1,675,310
American Electric Power Co., Inc.	49,636	4,056,750
American Express Co.	48,820	4,894,205
American Tower Corp., REIT	59,091	14,284,067
Ameriprise Financial, Inc.	5,926	913,256
AMETEK, Inc.	50,808	5,050,315
Amgen, Inc.	47,665	12,114,536
Amkor Technology, Inc.*	9,555	107,016
Analog Devices, Inc.	7,455	870,297
Annaly Capital Management, Inc., REIT	333,368	2,373,580
Anthem, Inc.	29,661	7,966,648
Apache Corp.	12,729	120,544
API Group Corp., 144A*	12,276	174,687
Apple, Inc.	959,096	111,072,908
Applied Materials, Inc.	84,254	5,008,900
Arbor Realty Trust, Inc., REIT(a)	83,080	952,928
Arena Pharmaceuticals, Inc.*	4,596	343,735
Arrowhead Pharmaceuticals, Inc.*	2,400	103,344
Artisan Partners Asset Management, Inc. (Class A Stock)	18,715	729,698
Asbury Automotive Group, Inc.*	4,400	428,780
ASGN, Inc.*	3,355	213,244
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
AT&T, Inc.	469,047	$ 13,372,530
Atkore International Group, Inc.*	26,217	595,912
Atlas Air Worldwide Holdings, Inc.*	5,285	321,857
Atlassian Corp. PLC (Class A Stock)*(a)	30,399	5,526,234
Automatic Data Processing, Inc.	44,026	6,141,187
Avery Dennison Corp.	5,846	747,353
Avita Therapeutics, Inc.*	4,050	101,898
Axon Enterprise, Inc.*(a)	7,513	681,429
Axsome Therapeutics, Inc.*(a)	4,125	293,906
Bank of America Corp.	401,452	9,670,979
Bank OZK	6,652	141,821
Bausch Health Cos., Inc.*	71,766	1,115,659
Baxter International, Inc.	65,537	5,270,486
Becton, Dickinson & Co.	13,529	3,147,928
BellRing Brands, Inc. (Class A Stock)*	25,475	528,351
Berkshire Hathaway, Inc. (Class B Stock)*	24,674	5,254,082
Best Buy Co., Inc.	37,342	4,155,791
Big Lots, Inc.(a)	9,997	445,866
Biogen, Inc.*	3,816	1,082,523
BioMarin Pharmaceutical, Inc.*	40,155	3,054,992
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,804	929,890
Black Hills Corp.	2,625	140,411
Black Knight, Inc.*	50,220	4,371,651
Blackline, Inc.*	8,761	785,248
BlackRock, Inc.	3,741	2,108,241
Blackstone Group, Inc. (The) (Class A Stock)	105,690	5,517,018
BMC Stock Holdings, Inc.*	15,355	657,655
Boeing Co. (The)	46,660	7,711,032
Boise Cascade Co.	9,200	367,264
Booking Holdings, Inc.*	2,277	3,895,218
Booz Allen Hamilton Holding Corp.(a)	26,568	2,204,613
Boston Scientific Corp.*	289,612	11,066,075
BrightView Holdings, Inc.*	36,720	418,608
Bristol-Myers Squibb Co.	270,427	16,304,044
Brixmor Property Group, Inc., REIT	153,746	1,797,291
Broadcom, Inc.	54,358	19,803,707
Builders FirstSource, Inc.*	103,367	3,371,832
Cadence Design Systems, Inc.*	79,212	8,446,376
Calix, Inc.*	17,500	311,150
Camping World Holdings, Inc. (Class A Stock)	2,807	83,508
Capital One Financial Corp.	64,338	4,623,329
CareTrust REIT, Inc., REIT	6,135	109,172
Carlisle Cos., Inc.	27,790	3,400,662
Carlyle Group, Inc. (The)(a)	30,151	743,825
Carnival PLC	45,059	574,930
Casella Waste Systems, Inc. (Class A Stock)*	2,920	163,082
Catalent, Inc.*	7,650	655,299
Caterpillar, Inc.	39,025	5,820,579
Cato Corp. (The) (Class A Stock)	9,615	75,189
CDW Corp.	6,018	719,332
Centene Corp.*	95,632	5,578,215
CenterPoint Energy, Inc.(a)	117,884	2,281,055

A4

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Central Pacific Financial Corp.	8,100	$ 109,917
Cerence, Inc.*(a)	9,887	483,178
Charles River Laboratories International, Inc.*	15,947	3,611,198
Charles Schwab Corp. (The)	43,321	1,569,520
Chatham Lodging Trust, REIT	9,250	70,485
Chegg, Inc.*	10,401	743,047
Chemed Corp.	500	240,175
ChemoCentryx, Inc.*	5,095	279,206
Chemours Co. (The)	179,845	3,760,559
Chesapeake Utilities Corp.	1,700	143,310
Chevron Corp.	94,986	6,838,992
Chipotle Mexican Grill, Inc.*	1,595	1,983,717
Church & Dwight Co., Inc.	4,950	463,864
Churchill Downs, Inc.	5,286	865,953
Cigna Corp.	33,320	5,644,741
Cintas Corp.	4,962	1,651,502
Cisco Systems, Inc.	266,369	10,492,275
Citigroup, Inc.	138,072	5,952,284
Citizens Financial Group, Inc.	18,127	458,251
Citrix Systems, Inc.	8,831	1,216,117
Clean Harbors, Inc.*	9,880	553,576
Clorox Co. (The)(a)	4,065	854,341
Cohen & Steers, Inc.	2,522	140,576
Colgate-Palmolive Co.	19,786	1,526,490
Comcast Corp. (Class A Stock)	264,593	12,240,072
Comerica, Inc.	14,424	551,718
Commercial Metals Co.	8,738	174,585
Conagra Brands, Inc.	29,328	1,047,303
CONMED Corp.	3,920	308,386
ConocoPhillips	47,966	1,575,203
Constellation Brands, Inc. (Class A Stock)	21,580	4,089,626
Cooper Cos., Inc. (The)	20,332	6,854,324
Copart, Inc.*	2,357	247,862
Costco Wholesale Corp.	23,459	8,327,945
Crown Castle International Corp., REIT	3,730	621,045
Crown Holdings, Inc.*	86,185	6,624,179
Cummins, Inc.	16,695	3,525,316
CVR Energy, Inc.	7,882	97,579
CVS Health Corp.	118,838	6,940,139
D.R. Horton, Inc.	12,111	915,955
Danaher Corp.	18,422	3,966,809
Darden Restaurants, Inc.	78,842	7,942,543
Deckers Outdoor Corp.*	985	216,710
Discover Financial Services	116,490	6,730,792
DocuSign, Inc.*	3,536	761,089
Dollar General Corp.	9,152	1,918,442
Dominion Energy, Inc.	4,588	362,131
Domino’s Pizza, Inc.	3,584	1,524,204
Douglas Emmett, Inc., REIT	6,179	155,093
DTE Energy Co.	28,419	3,269,322
Duke Energy Corp.(a)	50,883	4,506,198
DXC Technology Co.	56,097	1,001,331
E*TRADE Financial Corp.	13,753	688,338
Eastman Chemical Co.	13,212	1,032,121
Eaton Corp. PLC	82,017	8,368,195
Ecolab, Inc.	27,950	5,585,528
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Edison International	41,342	$ 2,101,827
Edwards Lifesciences Corp.*	1,074	85,727
Elanco Animal Health, Inc.*	148,205	4,139,366
Electronic Arts, Inc.*	4,845	631,836
Eli Lilly & Co.	63,771	9,439,383
Emergent BioSolutions, Inc.*	3,700	382,321
Ensign Group, Inc. (The)	31,940	1,822,496
Entergy Corp.	23,305	2,296,242
EOG Resources, Inc.	5,935	213,304
Epizyme, Inc.*(a)	10,197	121,650
Equinix, Inc., REIT	2,144	1,629,719
Equitable Holdings, Inc.	102,991	1,878,556
Essent Group Ltd.	53,998	1,998,466
Essential Properties Realty Trust, Inc., REIT	49,111	899,714
Essex Property Trust, Inc., REIT	3,079	618,232
Estee Lauder Cos., Inc. (The) (Class A Stock)	15,707	3,428,053
Everbridge, Inc.*	4,543	571,191
Evergy, Inc.	10,083	512,418
EverQuote, Inc. (Class A Stock)*(a)	23,290	899,926
Evoqua Water Technologies Corp.*	7,697	163,330
Exelon Corp.	162,785	5,821,192
Exponent, Inc.	533	38,392
Extra Space Storage, Inc., REIT	3,687	394,472
Exxon Mobil Corp.	106,451	3,654,463
Facebook, Inc. (Class A Stock)*	145,725	38,165,377
Fastly, Inc. (Class A Stock)*(a)	6,364	596,180
FedEx Corp.	31,865	8,014,685
Fidelity National Information Services, Inc.	67,437	9,927,401
First American Financial Corp.	61,299	3,120,732
First Financial Bankshares, Inc.(a)	8,910	248,678
First Horizon National Corp.	191,262	1,803,601
First Republic Bank	2,752	300,133
Flagstar Bancorp, Inc.	42,769	1,267,245
FleetCor Technologies, Inc.*	17,998	4,285,324
Floor & Decor Holdings, Inc. (Class A Stock)*	7,671	573,791
Foot Locker, Inc.	26,377	871,232
FormFactor, Inc.*	35,981	897,006
Fortinet, Inc.*	55,816	6,575,683
Freshpet, Inc.*	9,053	1,010,767
Gaming & Leisure Properties, Inc., REIT	24,918	920,222
Generac Holdings, Inc.*	2,960	573,174
General Dynamics Corp.	9,411	1,302,765
General Electric Co.	581,600	3,623,368
General Mills, Inc.	115,423	7,119,291
General Motors Co.	118,431	3,504,373
Genesco, Inc.*	19,700	424,338
GenMark Diagnostics, Inc.*	21,565	306,223
Genworth Financial, Inc. (Class A Stock)*	18,066	60,521
Glacier Bancorp, Inc.	4,200	134,610
Global Blood Therapeutics, Inc.*	2,000	110,280
Global Payments, Inc.(a)	14,921	2,649,671
Graco, Inc.	50,000	3,067,500

A5

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Graham Holdings Co. (Class B Stock)	2,391	$ 966,227
Gray Television, Inc.*	122,735	1,690,061
Grocery Outlet Holding Corp.*(a)	15,523	610,364
Guardant Health, Inc.*	55,460	6,199,319
Haemonetics Corp.*	5,731	500,030
Halozyme Therapeutics, Inc.*	11,200	294,336
Hartford Financial Services Group, Inc. (The)	109,209	4,025,444
HCA Healthcare, Inc.	2,655	331,025
Health Catalyst, Inc.*(a)	13,895	508,557
Healthcare Services Group, Inc.	7,105	152,971
HEICO Corp. (Class A Stock)	27,524	2,440,278
Helen of Troy Ltd.*	3,415	660,871
Herc Holdings, Inc.*	26,706	1,057,825
Hershey Co. (The)	25,457	3,649,006
Hess Midstream LP (Class A Stock)	12,800	193,280
Hibbett Sports, Inc.*(a)	20,800	815,776
Hill-Rom Holdings, Inc.	25,968	2,168,588
Hilltop Holdings, Inc.	7,650	157,437
Hilton Worldwide Holdings, Inc.	73,715	6,289,364
Hologic, Inc.*	21,449	1,425,715
Home Depot, Inc. (The)	53,822	14,946,908
Honeywell International, Inc.	11,000	1,810,710
Hope Bancorp, Inc.	26,500	201,003
Horizon Therapeutics PLC*	106,005	8,234,468
Host Hotels & Resorts, Inc., REIT	191,887	2,070,461
Humana, Inc.	14,445	5,978,641
Huntington Ingalls Industries, Inc.	2,646	372,425
IAA, Inc.*	14,238	741,373
ICF International, Inc.	5,765	354,720
Ichor Holdings Ltd.*	13,845	298,637
II-VI, Inc.*(a)	15,514	629,248
Immunomedics, Inc.*(a)	104,109	8,852,388
Industrial Logistics Properties Trust, REIT	19,180	419,467
Ingersoll Rand, Inc.*	44,480	1,583,488
Inseego Corp.*(a)	21,490	221,777
Installed Building Products, Inc.*	4,600	468,050
Integer Holdings Corp.*	21,763	1,284,235
Intel Corp.	297,417	15,400,252
InterDigital, Inc.	1,982	113,093
International Business Machines Corp.	45,692	5,559,346
Intuit, Inc.	43,178	14,085,095
Invesco Mortgage Capital, Inc., REIT(a)	108,995	295,376
Investors Bancorp, Inc.	26,100	189,486
Invitae Corp.*(a)	18,365	796,123
Iovance Biotherapeutics, Inc.*	7,137	234,950
J.B. Hunt Transport Services, Inc.	4,967	627,729
J.M. Smucker Co. (The)	6,679	771,558
Jabil, Inc.	72,676	2,489,880
Jacobs Engineering Group, Inc.	4,382	406,518
Johnson & Johnson	136,781	20,363,955
Johnson Controls International PLC	136,214	5,564,342
JPMorgan Chase & Co.	213,514	20,554,993
Juniper Networks, Inc.	25,860	555,990
Kansas City Southern	35,650	6,446,589
Karyopharm Therapeutics, Inc.*	8,796	128,422
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
KB Home	84,283	$ 3,235,624
Kemper Corp.	3,825	255,625
Keysight Technologies, Inc.*	38,825	3,835,133
Kimberly-Clark Corp.	8,494	1,254,224
Kinder Morgan, Inc.	83,638	1,031,257
KLA Corp.	2,604	504,499
Kodiak Sciences, Inc.*	3,483	206,228
Kraft Heinz Co. (The)	20,360	609,782
Kratos Defense & Security Solutions, Inc.*	30,845	594,692
Kroger Co. (The)	161,341	5,471,073
L3Harris Technologies, Inc.	5,081	862,957
Laboratory Corp. of America Holdings*	30,406	5,724,538
Lam Research Corp.	20,783	6,894,760
Lantheus Holdings, Inc.*	29,359	371,979
Las Vegas Sands Corp.	124,725	5,819,668
La-Z-Boy, Inc.	19,400	613,622
Leidos Holdings, Inc.	61,257	5,461,062
Lennar Corp. (Class B Stock)	9,485	622,785
LHC Group, Inc.*	8,337	1,772,113
Liberty Oilfield Services, Inc. (Class A Stock)(a)	40,200	321,198
Lithia Motors, Inc. (Class A Stock)	2,030	462,718
LivePerson, Inc.*(a)	14,508	754,271
Lockheed Martin Corp.	5,335	2,044,799
Louisiana-Pacific Corp.	26,100	770,211
Lowe’s Cos., Inc.	58,865	9,763,349
Lumber Liquidators Holdings, Inc.*(a)	28,600	630,630
LyondellBasell Industries NV (Class A Stock)	37,921	2,673,051
MACOM Technology Solutions Holdings, Inc.*	3,595	122,266
Malibu Boats, Inc. (Class A Stock)*	3,865	191,549
ManTech International Corp. (Class A Stock)	16,599	1,143,339
MarineMax, Inc.*	2,121	54,446
MarketAxess Holdings, Inc.	1,178	567,313
Marsh & McLennan Cos., Inc.	31,690	3,634,843
MasTec, Inc.*	8,980	378,956
Mastercard, Inc. (Class A Stock)	68,577	23,190,684
MaxLinear, Inc.*	17,245	400,774
McGrath RentCorp	11,224	668,838
McKesson Corp.	4,727	703,992
MDC Holdings, Inc.	5,290	249,159
Medpace Holdings, Inc.*	18,093	2,021,893
Medtronic PLC	100,284	10,421,513
Merck & Co., Inc.	178,889	14,838,843
Mercury Systems, Inc.*	6,797	526,496
Meritage Homes Corp.*	54,298	5,993,956
Mersana Therapeutics, Inc.*(a)	11,817	220,033
MetLife, Inc.	140,102	5,207,591
Mettler-Toledo International, Inc.*	971	937,743
MFA Financial, Inc., REIT	27,000	72,360
MGM Growth Properties LLC (Class A Stock), REIT	5,373	150,337
Micron Technology, Inc.*	12,257	575,589
Microsoft Corp.	436,774	91,866,675

A6

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Mid-America Apartment Communities, Inc., REIT	4,718	$ 547,052
Middlesex Water Co.	3,700	229,955
Mirati Therapeutics, Inc.*	950	157,748
Model N, Inc.*	10,555	372,380
Molson Coors Beverage Co. (Class B Stock)	28,378	952,366
Momenta Pharmaceuticals, Inc.*	2,600	136,448
Mondelez International, Inc. (Class A Stock)	99,601	5,722,077
Moody’s Corp.	6,446	1,868,373
Morgan Stanley(a)	279,451	13,511,456
Motorola Solutions, Inc.	49,196	7,714,425
MSA Safety, Inc.(a)	1,495	200,584
MSC Industrial Direct Co., Inc. (Class A Stock)	4,773	302,035
Murphy USA, Inc.*	2,000	256,540
MyoKardia, Inc.*	3,105	423,305
NanoString Technologies, Inc.*(a)	13,415	599,650
National Beverage Corp.*(a)	2,302	156,559
National General Holdings Corp.	13,000	438,750
National Health Investors, Inc., REIT	1,960	118,129
NeoGenomics, Inc.*	18,665	688,552
Netflix, Inc.*	10,505	5,252,815
Nevro Corp.*	4,928	686,470
Newmark Group, Inc. (Class A Stock)	145,928	630,409
NextEra Energy, Inc.	5,848	1,623,171
NIKE, Inc. (Class B Stock)	90,152	11,317,682
nLight, Inc.*	18,671	438,395
Northrop Grumman Corp.	3,126	986,222
NortonLifeLock, Inc.	45,393	945,990
Norwegian Cruise Line Holdings Ltd.*(a)	26,923	460,653
Novavax, Inc.*(a)	900	97,515
Nu Skin Enterprises, Inc. (Class A Stock)	11,400	571,026
Nutanix, Inc. (Class A Stock)*	11,686	259,195
NVIDIA Corp.	25,382	13,737,246
NVR, Inc.*	940	3,838,133
Okta, Inc.*	16,020	3,425,877
Olin Corp.	31,237	386,714
Omnicom Group, Inc.	10,499	519,700
OneMain Holdings, Inc.	43,240	1,351,250
Onto Innovation, Inc.*	13,329	396,938
Ontrak, Inc.*(a)	5,585	335,100
OPKO Health, Inc.*(a)	61,787	227,994
Oracle Corp.	36,480	2,177,856
O’Reilly Automotive, Inc.*	15,177	6,997,811
OSI Systems, Inc.*	3,400	263,874
PACCAR, Inc.	94,095	8,024,422
Palomar Holdings, Inc.*	9,299	969,328
Papa John’s International, Inc.	5,900	485,452
Paycom Software, Inc.*	17,500	5,447,750
Paylocity Holding Corp.*	3,557	574,171
PayPal Holdings, Inc.*	67,851	13,368,683
Penn National Gaming, Inc.*(a)	12,832	932,886
Penn Virginia Corp.*(a)	15,200	149,720
PennyMac Financial Services, Inc.	16,100	935,732
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
PepsiCo, Inc.	1,302	$ 180,457
Performance Food Group Co.*	35,780	1,238,704
PerkinElmer, Inc.	13,518	1,696,644
PetIQ, Inc.*(a)	22,494	740,502
PetMed Express, Inc.(a)	11,000	347,820
Pfizer, Inc.	287,353	10,545,855
Philip Morris International, Inc.	32,265	2,419,552
Photronics, Inc.*	48,973	487,771
Physicians Realty Trust, REIT	16,500	295,515
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	7,700	104,489
Pioneer Natural Resources Co.	2,932	252,123
PJT Partners, Inc. (Class A Stock)	12,600	763,686
Planet Fitness, Inc. (Class A Stock)*	8,507	524,201
Plug Power, Inc.*(a)	62,860	842,953
Pluralsight, Inc. (Class A Stock)*	8,900	152,457
PNC Financial Services Group, Inc. (The)	43,220	4,750,310
Portland General Electric Co.	41,306	1,466,363
Power Integrations, Inc.(a)	13,786	763,744
PPL Corp.	34,875	948,949
PRA Health Sciences, Inc.*	1,980	200,851
Prestige Consumer Healthcare, Inc.*	8,000	291,360
Procter & Gamble Co. (The)	118,498	16,470,037
Progress Software Corp.	47,622	1,746,775
Progressive Corp. (The)	12,426	1,176,369
Prologis, Inc., REIT	53,215	5,354,493
Prospect Capital Corp.(a)	173,781	874,118
PTC Therapeutics, Inc.*	3,605	168,534
Q2 Holdings, Inc.*	7,481	682,716
QTS Realty Trust, Inc. (Class A Stock), REIT	7,607	479,393
QUALCOMM, Inc.	15,885	1,869,347
Quest Diagnostics, Inc.	2,875	329,159
Quotient Ltd.*	54,356	279,390
R1 RCM, Inc.*(a)	29,315	502,752
Realty Income Corp., REIT	30,640	1,861,380
Regeneron Pharmaceuticals, Inc.*	5,911	3,308,860
Regions Financial Corp.	25,328	292,032
Reliance Steel & Aluminum Co.	31,212	3,184,872
Rent-A-Center, Inc.	71,469	2,136,208
Repay Holdings Corp.*(a)	28,240	663,640
Repligen Corp.*	5,455	804,831
Replimune Group, Inc.*	7,151	164,616
Retrophin, Inc.*	8,500	156,910
Rocket Pharmaceuticals, Inc.*	6,800	155,448
Roper Technologies, Inc.	8,130	3,212,244
Ross Stores, Inc.	9,829	917,242
S&P Global, Inc.	25,604	9,232,802
Saia, Inc.*	5,068	639,278
salesforce.com, Inc.*	37,045	9,310,149
Sanderson Farms, Inc.	1,395	164,568
Santander Consumer USA Holdings, Inc.(a)	109,503	1,991,860
Sciplay Corp. (Class A Stock)*	29,700	481,734
Select Medical Holdings Corp.*	11,875	247,238
Sensient Technologies Corp.	7,500	433,050
ServiceNow, Inc.*	3,000	1,455,000

A7

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Sherwin-Williams Co. (The)	2,019	$ 1,406,718
Shift4 Payments, Inc. (Class A Stock)*	12,848	621,329
Shockwave Medical, Inc.*(a)	8,442	639,904
Silgan Holdings, Inc.	52,641	1,935,610
Silk Road Medical, Inc.*	3,970	266,824
SkyWest, Inc.	25,396	758,325
Slack Technologies, Inc. (Class A Stock)*(a)	99,620	2,675,793
SLM Corp.	58,006	469,269
South State Corp.	3,530	169,970
Southwest Airlines Co.	224,065	8,402,437
SpartanNash Co.	24,700	403,845
Sprouts Farmers Market, Inc.*	9,900	207,207
SPS Commerce, Inc.*	37,153	2,893,104
SPX Corp.*	8,225	381,476
SS&C Technologies Holdings, Inc.	33,783	2,044,547
Stamps.com, Inc.*	1,700	409,615
Starbucks Corp.	25,981	2,232,288
Steel Dynamics, Inc.	67,628	1,936,190
STERIS PLC	38,767	6,830,358
STORE Capital Corp., REIT	111,095	3,047,336
Stryker Corp.	30,503	6,355,910
Summit Materials, Inc. (Class A Stock)*	33,848	559,846
SunPower Corp.*(a)	51,620	645,766
Synchrony Financial	34,424	900,876
Synopsys, Inc.*	33,485	7,165,120
Sysco Corp.	31,791	1,978,036
T. Rowe Price Group, Inc.	13,889	1,780,848
Take-Two Interactive Software, Inc.*	7,209	1,191,071
Tandem Diabetes Care, Inc.*	8,929	1,013,441
Target Corp.	59,628	9,386,640
TE Connectivity Ltd.	37,031	3,619,410
TechTarget, Inc.*	11,910	523,564
Teladoc Health, Inc.*(a)	1,100	241,164
Telephone & Data Systems, Inc.	90,061	1,660,725
Tenable Holdings, Inc.*	19,800	747,450
Tetra Tech, Inc.	590	56,345
Texas Instruments, Inc.	2,338	333,843
TG Therapeutics, Inc.*	9,325	249,537
Thermo Fisher Scientific, Inc.	59,470	26,257,194
Thor Industries, Inc.(a)	3,511	334,458
Timken Co. (The)	57,709	3,128,982
TJX Cos., Inc. (The)	130,043	7,236,893
Trane Technologies PLC	38,074	4,616,472
TravelCenters of America, Inc.*	15,600	304,824
Trex Co., Inc.*	10,828	775,285
Trinseo SA	5,041	129,251
Turning Point Therapeutics, Inc.*	4,240	370,406
Twist Bioscience Corp.*	8,057	612,090
Tyson Foods, Inc. (Class A Stock)	71,577	4,257,400
U.S. Bancorp	52,102	1,867,857
Ubiquiti, Inc.	703	117,162
Ultragenyx Pharmaceutical, Inc.*(a)	2,700	221,913
UniFirst Corp.	8,618	1,631,991
Union Pacific Corp.	10,151	1,998,427
Unit Corp.*^	10,178	412
United Airlines Holdings, Inc.*	152,105	5,285,649
United Bankshares, Inc.	4,800	103,056
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
United Rentals, Inc.*(a)	3,354	$ 585,273
United States Cellular Corp.*	33,229	981,252
United Therapeutics Corp.*	3,500	353,500
UnitedHealth Group, Inc.	73,526	22,923,201
Universal Health Services, Inc. (Class B Stock)	2,058	220,247
Utah Medical Products, Inc.	1,920	153,350
Valero Energy Corp.	84,272	3,650,663
Valley National Bancorp	21,000	143,850
Varonis Systems, Inc.*	5,225	603,069
Vaxart, Inc.*(a)	15,077	100,262
Verint Systems, Inc.*	28,240	1,360,603
Verisk Analytics, Inc.	5,465	1,012,719
Verizon Communications, Inc.	237,337	14,119,178
Vertex Pharmaceuticals, Inc.*	2,636	717,308
Virtus Investment Partners, Inc.	1,655	229,466
Visa, Inc. (Class A Stock)	57,366	11,471,479
Vishay Intertechnology, Inc.	9,592	149,347
VMware, Inc. (Class A Stock)*(a)	18,268	2,624,564
Voya Financial, Inc.	6,994	335,222
Walgreens Boots Alliance, Inc.	48,725	1,750,202
Walmart, Inc.	106,936	14,961,416
Walt Disney Co. (The)	102,377	12,702,938
Waste Management, Inc.	36,448	4,124,820
Watts Water Technologies, Inc. (Class A Stock)	18,535	1,856,280
Wells Fargo & Co.	10,433	245,280
Wendy’s Co. (The)	24,970	556,706
WESCO International, Inc.*	1,442	63,477
West Pharmaceutical Services, Inc.	2,000	549,800
Williams Cos., Inc. (The)	26,606	522,808
Wingstop, Inc.	1,656	226,292
World Fuel Services Corp.	35,625	754,894
Xencor, Inc.*	10,800	418,932
Xperi Holding Corp.	28,206	324,087
XPO Logistics, Inc.*(a)	5,319	450,307
YETI Holdings, Inc.*	34,411	1,559,507
Yext, Inc.*(a)	23,600	358,248
Zoetis, Inc.	12,988	2,147,826
Zynga, Inc. (Class A Stock)*(a)	582,174	5,309,427
		1,691,505,245

Total Common Stocks (cost $2,231,723,127)		2,613,903,515
Exchange-Traded Funds — 4.9%
United States
iShares Core U.S. Aggregate Bond ETF	1,137,000	134,234,220
iShares JPMorgan USD Emerging Markets Bond ETF(a)	211,400	23,442,146
Principal Healthcare Innovators Index ETF(a)	2,100	100,079
Vanguard Total Bond Market ETF(a)	845,000	74,545,900

Total Exchange-Traded Funds (cost $231,221,113)		232,322,345

A8

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Preferred Stocks — 0.4%
United States
Bank of America Corp., 6.000%	117,346	$ 3,204,719
Citigroup Capital XIII, 6.638%	251,302	6,780,128
Wells Fargo & Co., 4.750%(a)	310,759	7,812,481
Wells Fargo & Co., 6.000%	33,805	856,619

Total Preferred Stocks (cost $18,241,909)		18,653,947

Units
Rights* — 0.0%
China
Legend Holdings Corp., expiring 12/31/20^	7,115	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.1%
Cayman Islands — 0.8%
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.216%(c)	04/23/31	1,920	1,883,351
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.295%(c)	07/27/31	6,695	6,597,726
Dryden CLO Ltd.,
Series 2019-68A, Class A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 0.000%)
1.585%(c)	07/15/32	4,485	4,457,081
Madison Park Funding Ltd.,
Series 2013-11A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
1.416%(c)	07/23/29	2,000	1,988,371
Octagon Investment Partners 30 Ltd.,
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
1.592%(c)	03/17/30	5,890	5,884,896
Race Point CLO Ltd.,
Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.485%(c)	10/15/30	8,868	8,854,743
Venture CLO Ltd.,
Series 2019-37A, Class A1N, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.665%(c)	07/15/32	9,200	9,136,217
			38,802,385
United States — 5.3%
American Express Credit Account Master Trust,
Series 2018-03, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
0.472%(c)	10/15/25	3,100	3,105,258
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2018-05, Class A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.492%(c)	12/15/25	12,000	$ 12,028,903
CarMax Auto Owner Trust,
Series 2019-03, ClassA4
2.300%	04/15/25	780	815,067
Series 2020-01, Class A4
2.030%	06/16/25	485	503,850
Series 2020-02, Class A2A
1.750%	01/17/23	9,200	9,271,755
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.000%)
0.776%(c)	04/22/26	6,015	6,053,503
Series 2018-A02, Class A2, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
0.486%(c)	01/20/25	10,000	10,021,930
Series 2018-A4, Class A4, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.494%(c)	06/07/25	6,320	6,335,141
CNH Equipment Trust,
Series 2019-B, Class A3
2.520%	08/15/24	2,905	2,973,322
Discover Card Execution Note Trust,
Series 2017-A07, Class A7, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.000%)
0.512%(c)	04/15/25	20,200	20,249,878
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	6,160	6,785,287
Series 2019-B, Class A4
2.240%	10/15/24	6,660	6,942,347
Series 2019-C, Class A4
1.930%	04/15/25	6,000	6,233,528
Series 2020-01, Class A, 144A
2.040%	08/15/31	3,875	4,059,581
Series 2020-A, Class A4
1.350%	07/15/25	1,910	1,962,437
GM Financial Consumer Automobile Receivables Trust,
Series 2019-03, Class A3
2.180%	04/16/24	7,003	7,157,225
Series 2020-02, Class A3
1.490%	12/16/24	875	892,402
Honda Auto Receivables Owner Trust,
Series 2020-02, Class A4
1.090%	10/15/26	3,000	3,056,171
HPEFS Equipment Trust,
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	5,460	5,544,849
Hyundai Auto Receivables Trust,
Series 2019-B, Class A3
1.940%	02/15/24	12,179	12,444,519
John Deere Owner Trust,
Series 2019-B, Class A2
2.280%	05/16/22	2,272	2,283,086

A9

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Nissan Auto Receivables Owner Trust,
Series 2019-A, Class A3
2.900%	10/16/23	8,245	$ 8,438,807
Series 2020-A, Class A3
1.380%	12/16/24	11,000	11,218,898
Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3
0.440%	10/15/24	5,460	5,471,976
United States Small Business Administration,
Series 2017-20C, Class 1
3.040%	03/01/37	10,965	11,661,745
Series 2017-20J, Class 1
2.850%	10/01/37	1,251	1,333,619
Series 2018-20A, Class 1
2.920%	01/01/38	6,085	6,669,479
Series 2018-20E, Class 1
3.500%	05/01/38	10,199	11,277,471
Series 2018-20G, Class 1
3.540%	07/01/38	1,258	1,394,560
Series 2018-20H, Class 1
3.580%	08/01/38	5,518	6,132,492
Series 2018-20I, Class 1
3.530%	09/01/38	3,674	4,106,360
Series 2018-20J, Class 1
3.770%	10/01/38	1,919	2,157,009
Series 2018-20K, Class 1
3.870%	11/01/38	899	1,021,908
Series 2019-20A, Class 1
3.370%	01/01/39	6,053	6,620,195
Series 2019-20B, Class 1
3.260%	02/01/39	4,910	5,417,701
Series 2019-20C, Class 1
3.200%	03/01/39	1,054	1,168,561
Series 2019-20E, Class 1
2.880%	05/01/39	2,995	3,191,719
Series 2019-20F, Class 1
2.600%	06/01/39	1,766	1,866,070
Series 2019-20G, Class 1
2.530%	07/01/39	411	433,302
Series 2019-25G, Class 1
2.690%	07/01/44	4,657	5,087,173
Series 2020-20E, Class 1
1.370%	05/01/40	2,470	2,508,367
Series 2020-25E, Class 1
1.500%	05/01/45	1,150	1,159,576
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	15,105	15,491,008
Volkswagen Auto Loan Enhanced Trust,
Series 2020-01, Class A4
1.260%	08/20/26	1,675	1,717,534
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Volvo Financial Equipment Master Owner Trust,
Series 2018-A, Class A, 144A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.500%)
0.672%(c)	07/17/23	6,680	$ 6,687,305
			250,952,874

Total Asset-Backed Securities (cost $285,808,950)			289,755,259
Corporate Bonds — 12.3%
Australia — 0.3%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30	5,807	6,017,823
Westpac Banking Corp.,
Sub. Notes
2.894%(ff)	02/04/30	7,720	7,973,993
			13,991,816
Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.900%	02/01/46	2,355	2,885,393
Canada — 0.1%
Bank of Nova Scotia (The),
Jr. Sub. Notes
4.900%(ff)	—(rr)	2,590	2,691,049
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	2,935	2,863,358
3.800%	09/15/23	1,460	1,410,778
			6,965,185
Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.150%	02/15/24	4,640	4,600,486
Japan — 0.1%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
3.175%	07/09/50(a)	2,555	2,624,276
Norway — 0.1%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	2,784	2,755,275
United Kingdom — 0.4%
BAE Systems PLC,
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	4,600	4,572,980
3.000%	09/15/50	1,840	1,852,474
BP Capital Markets PLC,
Gtd. Notes
4.875%(ff)	—(rr)	5,551	5,922,413

A10

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	—(a)(rr)	7,785	$ 8,278,388
			20,626,255
United States — 11.1%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	300	310,940
2.800%	05/15/50	2,850	3,006,626
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50(a)	1,925	1,963,542
2.700%	06/03/60(a)	2,634	2,712,352
American Tower Corp.,
Sr. Unsec’d. Notes
1.875%	10/15/30	7,800	7,689,729
3.375%	05/15/24	6,240	6,757,735
4.000%	06/01/25	3,335	3,749,963
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	4,417	4,286,280
4.300%	02/15/30(a)	3,815	4,516,804
Athene Global Funding,
Sec’d. Notes, 144A
2.450%	08/20/27	4,575	4,692,714
2.550%	06/29/25	2,236	2,305,883
Belrose Funding Trust,
Sr. Unsec’d. Notes, 144A
2.330%	08/15/30	4,450	4,416,342
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50(a)	2,354	2,952,100
Boeing Co. (The),
Sr. Unsec’d. Notes
5.705%	05/01/40	5,591	6,497,440
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	5,420	5,986,681
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	11,455	12,686,149
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30(a)	5,215	5,854,516
4.700%	04/15/25	7,825	8,886,303
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	7,195	8,305,893
Cigna Corp.,
Gtd. Notes
4.800%	08/15/38	3,135	3,888,742
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	4,235	4,972,946
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Comerica, Inc.,
Jr. Sub. Notes
5.625%(ff)	—(a)(rr)	6,400	$ 6,767,730
Commonwealth Edison Co.,
First Mortgage
5.900%	03/15/36	2,300	3,309,988
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	12/01/36(a)	900	1,211,804
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31	6,940	7,020,530
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40(a)	7,150	6,840,633
4.300%	03/25/28	1,991	2,333,596
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
2.150%	11/01/30	4,615	4,520,496
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	4,640	5,101,929
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	4,640	4,761,721
DTE Electric Co.,
Sr. Sec’d. Notes, Series A
6.625%	06/01/36	680	989,320
DTE Energy Co.,
Sr. Unsec’d. Notes
2.950%	03/01/30	6,005	6,465,092
Duke Energy Indiana LLC,
First Mortgage
3.750%	05/15/46	1,170	1,365,383
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	2,562	2,689,471
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25(a)	6,219	6,804,090
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32	3,002	4,085,392
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	3,209	3,222,789
4.050%	03/15/25	2,589	2,719,684
4.750%	01/15/26	6,240	6,648,933
5.500%	06/01/27(a)	8,077	8,888,403
6.500%	02/01/42	3,900	4,078,705
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25	9,285	9,209,023
First Horizon Bank,
Sub. Notes
5.750%	05/01/30	5,853	6,589,921

A11

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
First Horizon National Corp.,
Sr. Unsec’d. Notes
4.000%	05/26/25	15,545	$ 16,901,680
First Maryland Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.850%
1.101%(c)	02/01/27	5,095	4,668,178
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	—(a)(rr)	7,000	5,547,045
General Motors Financial Co., Inc.,
Jr. Sub. Notes, Series C
5.700%(ff)	—(a)(rr)	1,502	1,501,780
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	5,066	5,015,698
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	2,690	3,238,130
Huntington Bancshares Inc,
Jr. Sub. Notes, Series G
4.450%(ff)	—(rr)	2,110	2,093,436
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40(a)	5,370	5,369,156
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	3,367	4,544,756
Johnson & Johnson,
Sr. Unsec’d. Notes
2.450%	09/01/60	4,615	4,609,313
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 0.950%
1.201%(c)	01/15/87	14,487	12,337,117
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	2,485	2,574,246
4.200%	11/15/69	995	1,055,926
Kinder Morgan Energy Partners LP,
Gtd. Notes
7.500%	11/15/40	455	608,691
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29(a)	3,725	4,068,572
4.400%	06/15/28	1,861	2,214,479
Leidos, Inc.,
Gtd. Notes
7.125%	07/01/32	1,982	2,543,165
Gtd. Notes, 144A
3.625%	05/15/25(a)	6,266	6,936,650
4.375%	05/15/30	1,714	2,005,461
Lincoln National Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 2.358%
2.638%(c)	05/17/66	10,970	7,900,089
Litton Industries, Inc.,
Gtd. Notes
7.750%	03/15/26	2,320	3,073,720
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30(a)	1,291	$ 1,340,923
2.800%	06/15/50	845	884,436
Loews Corp.,
Sr. Unsec’d. Notes
3.200%	05/15/30	2,125	2,372,305
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	15,632	17,409,155
Massachusetts Institute of Technology,
Unsec’d. Notes, Series G
2.294%	07/01/51(a)	6,050	6,043,356
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69	5,543	9,036,011
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	5,935	6,763,937
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
1.350%	03/15/31	4,220	4,196,856
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	5,250	6,515,663
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30	8,720	8,975,445
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	4,450	4,357,321
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43	1,410	1,849,643
6.000%	03/01/41	785	1,102,351
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30(a)	3,980	4,905,800
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26(a)	6,793	8,996,383
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	4,910	5,573,471
Pacific Gas & Electric Co.,
First Mortgage
3.750%	02/15/24	8,838	9,298,907
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,075	3,322,233
3.600%	06/01/29	3,049	3,430,135
4.150%	04/15/25	4,435	4,897,092
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.650%	10/15/25(a)	16,345	17,548,464

A12

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
President & Fellows of Harvard College,
Unsec’d. Notes
3.150%	07/15/46	1,077	$ 1,245,959
Sempra Energy,
Jr. Sub. Notes
4.875%(ff)	—(rr)	3,706	3,784,601
Southern California Edison Co.,
First Mortgage, Series E
3.700%	08/01/25	4,920	5,470,917
First Ref. Mortgage
1.845%	02/01/22	212	212,678
3.900%	12/01/41	1,492	1,543,265
Southern Co. (The),
Jr. Sub. Notes, Series B
4.000%(ff)	01/15/51	3,846	3,852,273
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.250%	05/04/25	9,760	10,750,333
Synchrony Financial,
Sr. Unsec’d. Notes
3.700%	08/04/26	2,615	2,777,963
4.500%	07/23/25	4,213	4,650,153
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	1,255	1,359,902
6.550%	05/01/37	2,183	2,899,363
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	7,730	11,808,024
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.050%	02/15/28(a)	6,153	6,295,906
3.500%	04/15/25	8,254	9,055,282
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	583	823,295
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	—(rr)	4,355	4,696,679
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	2,769	2,750,809
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	6,606	7,175,237
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	2,401	2,744,103
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	2,194	2,473,725
7.300%	04/30/28	1,070	1,477,608
			527,539,563

Total Corporate Bonds (cost $565,556,132)			581,988,249
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 5.1%
Federal Home Loan Mortgage Corp.
2.500%	02/01/32	1,226	$ 1,309,201
2.500%	06/01/50	7,923	8,316,429
3.000%	01/01/32	1,017	1,068,259
3.000%	03/01/42	2,803	2,981,945
3.000%	09/01/46	1,462	1,558,079
3.000%	02/01/50	14,060	14,976,065
3.500%	12/01/30	1,302	1,378,444
3.500%	04/01/33	2,258	2,390,678
3.500%	02/01/44	1,601	1,801,200
3.500%	07/01/46	1,265	1,408,171
4.000%	05/01/44	527	581,157
4.000%	05/01/44	1,026	1,130,579
4.000%	08/01/44	524	593,032
4.000%	10/01/45	921	1,011,906
4.000%	01/01/47	275	305,673
4.000%	05/01/47	633	679,110
4.500%	12/01/45	263	294,644
4.500%	03/01/47	291	318,425
5.000%	08/01/48	1,416	1,552,035
5.000%	10/01/48	196	214,553
5.000%	07/01/49	759	830,760
Federal National Mortgage Assoc.
2.000%	08/01/50	11,917	12,321,261
2.000%	08/01/50	18,067	18,964,796
2.500%	11/01/31	4,978	5,291,318
2.500%	10/01/34	2,158	2,252,893
2.500%	07/01/40	8,408	8,825,700
2.500%	01/01/50	1,537	1,613,709
2.500%	07/01/50	4,937	5,270,493
2.500%	07/01/50	5,906	6,280,515
2.500%	09/01/50	7,000	7,461,255
3.000%	04/01/32	1,097	1,181,232
3.000%	12/01/41	2,120	2,240,536
3.000%	11/01/42	2,862	3,051,213
3.000%	05/01/43	1,212	1,292,063
3.000%	10/01/44	1,942	2,033,114
3.000%	09/01/49	17,654	18,772,686
3.000%	12/01/49	2,705	2,868,003
3.000%	03/01/50	13,980	14,770,573
3.000%	07/01/50	4,779	5,062,929
3.500%	06/01/42	2,288	2,479,966
3.500%	10/01/43	1,330	1,437,004
3.500%	10/01/45	1,149	1,266,948
3.500%	01/01/46	8,102	8,703,145
3.500%	12/01/46	1,300	1,446,459
3.500%	04/01/47	1,569	1,705,615
3.500%	04/01/47	2,247	2,476,426
3.500%	03/01/48	11,523	12,699,804
3.500%	09/01/49	1,210	1,274,938
4.000%	11/01/44	423	479,097
4.000%	02/01/45	1,781	1,997,068
4.000%	11/01/45	79	86,852
4.000%	07/01/46	417	464,793
4.000%	01/01/47	298	319,992
4.000%	04/01/47	575	632,741
4.000%	04/01/47	699	749,487

A13

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/01/47	3,222	$ 3,460,050
4.000%	04/01/48	2,847	3,040,071
4.500%	11/01/40	344	386,639
4.500%	10/01/45	2,735	3,176,225
4.500%	02/01/46	1,217	1,365,075
4.500%	11/01/47	1,310	1,423,949
4.500%	05/01/48	2,364	2,574,314
4.500%	08/01/48	4,359	4,727,062
Government National Mortgage Assoc.
3.000%	05/20/43	1,525	1,608,441
3.000%	04/20/45	1,673	1,773,668
3.000%	02/20/47	1,602	1,679,073
3.000%	01/20/50	2,800	2,930,867
4.000%	03/20/48	3,210	3,488,036
4.000%	09/20/48	2,245	2,401,994
4.500%	07/20/48	2,554	2,739,923

Total U.S. Government Agency Obligations (cost $232,667,978)			239,250,356
U.S. Treasury Obligations — 5.5%
U.S. Treasury Bonds
1.250%	05/15/50	22,523	21,344,062
4.500%	05/15/38	10,114	15,795,223
U.S. Treasury Notes
0.125%	09/30/22	51,244	51,239,997
0.125%	09/15/23	30,078	30,049,802
0.250%	09/30/25	79,221	79,115,785
0.625%	08/15/30	33,185	32,993,149
U.S. Treasury Strips Coupon
1.529%(s)	05/15/38	38,620	30,968,413

Total U.S. Treasury Obligations (cost $260,674,300)			261,506,431

Total Long-Term Investments (cost $3,825,893,509)			4,237,380,102

	Shares
Short-Term Investments — 12.7%
Affiliated Mutual Funds — 7.3%
PGIM Core Ultra Short Bond Fund(w)	135,986,891	135,986,891
PGIM Institutional Money Market Fund (cost $209,781,425; includes $209,734,283 of cash collateral for securities on loan)(b)(w)	209,823,390	209,781,425

Total Affiliated Mutual Funds (cost $345,768,316)		345,768,316

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 5.4%
U.S. Treasury Bills
0.127%	10/15/20	25,000	24,999,198
0.152%	01/28/21(k)	100,000	99,967,552
0.158%	12/03/20	100,000	99,982,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
1.533%	11/05/20(k)	30,000	$ 29,997,302

Total U.S. Treasury Obligations (cost $254,876,849)			254,946,552

Total Short-Term Investments (cost $600,645,165)			600,714,868

TOTAL INVESTMENTS—102.3% (cost $4,426,538,674)			4,838,094,970

Liabilities in excess of other assets(z) — (2.3)%			(108,518,564)

Net Assets — 100.0%			$ 4,729,576,406

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali
CLO	Collateralized Loan Obligation
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $412 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $205,029,026; cash collateral of $209,734,283 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.

A14

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
828	2 Year U.S. Treasury Notes	Dec. 2020	$182,955,657	$ 75,030
1,526	5 Year U.S. Treasury Notes	Dec. 2020	192,323,687	213,827
2,657	10 Year U.S. Treasury Notes	Dec. 2020	370,734,531	393,755
115	20 Year U.S. Treasury Bonds	Dec. 2020	20,272,344	(56,306)
333	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	73,863,563	(1,079,537)
300	British Pound Currency	Dec. 2020	24,195,000	194,685
911	Euro Currency	Dec. 2020	133,638,006	(1,488,857)
601	Euro STOXX 50 Index	Dec. 2020	22,506,280	(849,799)
270	Euro-BTP Italian Government Bond	Dec. 2020	46,718,146	588,535
18	FTSE 100 Index	Dec. 2020	1,356,764	(46,359)
503	Japanese Yen Currency	Dec. 2020	59,652,656	325,353
1,885	Mini MSCI Emerging Markets Index	Dec. 2020	102,591,125	(566,094)
1,878	S&P 500 E-Mini Index	Dec. 2020	314,752,800	(4,044,367)
230	TOPIX Index	Dec. 2020	35,449,201	805,965
				(5,534,169)
Short Positions:
611	10 Year U.S. Ultra Treasury Notes	Dec. 2020	97,712,269	(71,134)
520	Mini MSCI EAFE Index	Dec. 2020	48,183,200	211,339
876	Russell 2000 E-Mini Index	Dec. 2020	65,892,720	1,389,730
				1,529,935
				$(4,004,234)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
American Express Co.	12/20/24	1.000%(Q)	8,434	$ (130,179)	$(270,813)	$ (140,634)
American Express Co.	06/20/25	1.000%(Q)	5,000	(166,410)	(167,835)	(1,425)
Citigroup, Inc.	06/20/25	1.000%(Q)	14,630	(10,330)	(275,734)	(265,404)
Energy Transfer Partners LP	12/20/24	1.000%(Q)	23,355	974,358	402,530	(571,828)
Hess Corp.	06/20/25	1.000%(Q)	13,715	265,589	500,367	234,778
IBM Corp.	12/20/24	1.000%(Q)	10,035	(247,582)	(289,605)	(42,023)
Kinder Morgan, Inc.	06/20/25	1.000%(Q)	14,815	(182,301)	(180,617)	1,684
Marriott International, Inc.	12/20/20	1.000%(Q)	4,751	(8,092)	(1,318)	6,774
Marriott International, Inc.	06/20/25	1.000%(Q)	9,347	437,668	234,258	(203,410)
McKesson Corp.	06/20/25	1.000%(Q)	10,795	(228,970)	(271,104)	(42,134)
Metlife, Inc.	06/20/25	1.000%(Q)	6,770	(9,190)	(159,732)	(150,542)
Morgan Stanley	06/20/25	1.000%(Q)	11,635	231,843	(250,044)	(481,887)
Simon Property Group LP	06/20/25	1.000%(Q)	17,720	1,254,249	356,885	(897,364)
Southwest Airlines Co.	12/20/20	1.000%(Q)	4,751	(7,986)	(4,689)	3,297
Southwest Airlines Co.	06/20/25	1.000%(Q)	6,545	164,915	144,323	(20,592)
A15

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
				$2,337,582	$(233,128)	$(2,570,710)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Verizon Communications, Inc.	12/20/24	1.000%(Q)	10,200	0.486%	$174,895	$222,990	$48,095
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index (T)	–	Societe Generale	9/19/29	(25,000)	$ 530,241	$—	$ 530,241
Bloomberg Commodity Index 6 Month Forward (T)	–	Societe Generale	1/14/21	25,000	(515,924)	—	(515,924)
Custom Commodity Basket Swap(T)	–	UBS AG	10/06/20	267	(71,688)	—	(71,688)
					$ (57,371)	$—	$ (57,371)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
A16

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17